Long-Term Debt, net - Annual loan principal payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 34,250	$ 37,000
CiT Bank N.A. loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	34,250
Later than one year and not later than two years [member] | CiT Bank N.A. loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than two year and not later than three years [member] | CiT Bank N.A. loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than three year and not later than four years [member] | CiT Bank N.A. loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than four year and not later than five years [member] | CiT Bank N.A. loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than five year and not later than six years [member] | CiT Bank N.A. loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 14,250